Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued loyalty payable	$ 5,722	$ 5,327
Sales taxes payable	7,170	9,971
Excise taxes payable	4,082	3,414
Accrued payroll expenses	29,088	25,227
Interest payable	10,421	6,330
Deferred revenue	2,173	866
Accrued inventory expenses	7,901	8,002
Accrued marketing expenses	2,045	4,306
Accrued legal expenses	4,009	6,275
Property & other taxes payable	1,214	2,243
Other accrued expenses	28,363	29,350
Accrued expenses	$ 102,188	$ 101,311